Monitoring Equipment (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Depreciation Expense	$ 228,050	$ 190,992	$ 276,355	$ 231,853
Reserve for future monitoring equipment impairment	275,398
Disposal of lease monitoring equipment	$ 12,575	$ 10,771	$ 209,757	$ 296,526
Minimum [Member]
Monitoring equipment useful life	3 years
Maximum [Member]
Monitoring equipment useful life	5 years